Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares
Statement [LineItems]
REVENUES	$ 215,483	$ 7,040	$ 227,514	$ 229,991
OPERATING COSTS	139,545	4,559	146,837	147,552
GROSS PROFIT	75,938	2,481	80,677	82,439
OPERATING EXPENSES
Marketing	23,170	757	25,357	25,516
General and administrative	4,589	150	4,626	4,537
Research and development	3,725	122	3,886	3,785
Expected credit loss	920	30	0	0
Total operating expenses	32,404	1,059	33,869	33,838
OTHER INCOME AND EXPENSES	110	4	(105)	(496)
INCOME FROM OPERATIONS	43,644	1,426	46,703	48,105
NON-OPERATING INCOME AND EXPENSES
Interest income	197	7	205	189
Other income	700	23	836	1,072
Other gains and losses	(46)	(2)	(132)	(448)
Interest expenses	(18)	(1)	(22)	(20)
Share of the profits of associates and joint ventures accounted for using equity method	509	17	419	515
Total non-operating income and expenses	1,342	44	1,306	1,308
INCOME BEFORE INCOME TAX	44,986	1,470	48,009	49,413
INCOME TAX EXPENSE	6,405	210	7,849	7,787
NET INCOME	38,581	1,260	40,160	41,626
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	(1,215)	(40)	(2,024)	(2,043)
Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income	(346)	(11)	0	0
Gain or loss on hedging instruments subject to basis adjustment	2	0	0	0
Share of remeasurements of defined benefit pension plans of associates and joint ventures	2	0	1	(44)
Income tax benefit relating to items that will not be reclassified to profit or loss	450	15	344	347
Items that will not be reclassified to profit or loss	(1,107)	(36)	(1,679)	(1,740)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising from the translation of the foreign operations	90	3	(229)	(170)
Unrealized gain or loss on available-for- sale financial assets	0	0	605	(144)
Cash flow hedges	0	0	(1)	(1)
Share of exchange differences arising from the translation of the foreign operations of associates and joint ventures	3	0	(5)	(3)
Income tax benefit relating to items that may be reclassified subsequently	0	0	3	2
Items that may be reclassified subsequently to profit or loss	93	3	373	(316)
Total other comprehensive loss, net of income tax	(1,014)	(33)	(1,306)	(2,056)
TOTAL COMPREHENSIVE INCOME	37,567	1,227	38,854	39,570
NET INCOME ATTRIBUTABLE TO
Stockholders of the parent	37,557	1,227	38,988	40,485
Noncontrolling interests	1,024	33	1,172	1,141
NET INCOME	38,581	1,260	40,160	41,626
COMPREHENSIVE INCOME ATTRIBUTABLE TO
Stockholders of the parent	36,552	1,194	37,705	38,486
Noncontrolling interests	1,015	33	1,149	1,084
TOTAL COMPREHENSIVE INCOME	$ 37,567	$ 1,227	$ 38,854	$ 39,570
EARNINGS PER SHARE
Basic | (per share)	$ 4.84	$ 0.16	$ 5.03	$ 5.22
Diluted | (per share)	4.83	0.16	5.02	5.21
American Depositary Shares [Member]
EARNINGS PER SHARE
Basic | (per share)	48.41	1.58	50.26	52.19
Diluted | (per share)	$ 48.35	$ 1.58	$ 50.19	$ 52.11